Variable Interest Entities (Tables)	12 Months Ended
Mar. 31, 2011
Variable Interest Entities (Tables) [Abstract]
Assets and liabilities of variable interest entities included in consolidated balance sheets
At March 31, 2011, the assets and liabilities of the VIE that were included in Sony’s consolidated balance sheets were as follows:

Yen in millions

Assets:
Cash and cash equivalents	4,862
Account receivables, net	227
Other current assets	20,603
Property, plant and equipment, net	863
Intangibles, net	57,895
Goodwill	12,689
Other noncurrent assets	7,574

Total assets	104,713

Liabilities:
Accounts payable and accrued expenses	32,034
Other current liabilities	2,619
Other noncurrent liabilities	1,893

Total liabilities	36,546